Common Stock (Details) - USD ($)																														1 Months Ended																		9 Months Ended		12 Months Ended
	Apr. 12, 2016	Apr. 06, 2016	Apr. 05, 2016	Oct. 26, 2015	Oct. 08, 2015	Sep. 14, 2015	Sep. 03, 2015	Sep. 01, 2015	May 16, 2015	Mar. 26, 2015	Feb. 23, 2015	Jan. 05, 2015	Nov. 21, 2014	Nov. 20, 2014	Nov. 10, 2014	Nov. 07, 2014	Oct. 06, 2014	Oct. 02, 2014	Aug. 25, 2014	Aug. 15, 2014	May 06, 2014	Apr. 11, 2014	Mar. 21, 2014	Mar. 14, 2014	Feb. 14, 2014	Jan. 24, 2014	Jan. 17, 2014	Jan. 10, 2014	Jan. 08, 2014	Sep. 21, 2016	Sep. 19, 2016	Sep. 16, 2016	Aug. 30, 2016	Aug. 19, 2016	Jul. 29, 2016	Jun. 15, 2016	May 17, 2016	Apr. 22, 2016	Jan. 16, 2016	Nov. 16, 2015	Jun. 30, 2015	Jun. 30, 2015	Sep. 30, 2014	Sep. 03, 2014	Jun. 24, 2014	Apr. 22, 2014	Feb. 13, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted shares of common shares													400,000	400,000				250,000				7,500		3,500																					15,000
Value of restricted stock shares issued													$ 40,000																																						$ 1,487,100	$ 75,000
Number of restricted shares issued													20,000									150,000		70,000																							73,315
Payment of finder's fee in cash																	$ 16,375		$ 16,800																									$ 3,000	$ 20,000
Proceeds from sale of Common Stock					$ 3,040									$ 800,000				$ 327,500		$ 336,000																						$ 250,000						$ 584,000	$ 259,700	$ 1,484,700	$ 1,797,100
Method of discount calculation																																																			Finnerty Method
Restricted stock discount																																																25.00%		18.00%	17.00%
Proceeds from issuance of common shares																		$ 327,500
Number of restricted common shares cancelled																																												10,000
Value of shares issued for services																						$ 10,147		$ 6,101																				$ 9,020	$ 19,920		$ 76,250
Excess shares issued to law firm at that date																																																			$ 26,248
Warrants exercise price					$ 1.28													$ 1.31		$ 1.40																						$ 1.58
Sale of share price														2.00
Number of warrants exercisable					2,375
Exercise of Tempest Warrants, Shares					2,375													250,000		240,000																						158,228
Stock Options exercised by former Director																																																		$ (1,020)
Purchase of Omagine's common stock	700,000
Conversion of converted note amount																																																$ 15,000
Independent Director [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted shares of common shares																																							38,462
Value of restricted stock shares issued																																							$ 150,000
Number of shares issued																																					2,000
Stock options exercise price per share																																					$ 0.85
Officers and Directors [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Proceeds from sale of Common Stock									$ 120,000
Number of shares issued									100,000
Consultant [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted shares of common shares											5,000																				30,340
Value of restricted stock shares issued											$ 9,450																				$ 25,000
Accredited Investor [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted shares of common shares										6,281				150,000																		34,247	11,312	13,245	10,684
Proceeds from sale of Common Stock										$ 10,000																						$ 25,000	$ 10,000	$ 10,000	$ 10,000
Number of shares issued						10,000
Proceeds from issuance of common shares						$ 14,700
Accredited Investor One [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted shares of common shares				200,000										250,000
Accredited Investor Two [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted shares of common shares				500,000
Non-U.S. person [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted shares of common shares	700,000									200,000																																158,228
Value of restricted stock shares issued																																										$ 12,500
Number of restricted shares issued																																										7,911
Proceeds from sale of Common Stock	$ 504,000									$ 210,000
Number of shares issued																																											1,195,300
Proceeds from issuance of common shares																																										$ 250,000
Class of warrant or right, outstanding																																											441,120
Warrants exercise price																																										$ 1.58
Common shares, ownership percentage																																											7.40%								7.10%
Exercise of Tempest Warrants, Shares																																										158,228
Former Director [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock Options exercised by former Director																																									$ 1,020
Stock Options exercised by former Director, Shares																																									2,000
Director [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted shares of common shares								25,000
Value of restricted stock shares issued								$ 50,000
President [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Accrued salary																																																		$ 125,000
Holders [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Conversion of converted note amount																																						$ 30,984
Conversion of converted note shares																																						24,207
Non-U.S. Affiliate [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Proceeds from sale of Common Stock					$ 3,040
Warrants exercise price					$ 1.28
Exercise of Tempest Warrants, Shares					2,375
Non-U.S. Finder [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted shares of common shares																																								33,334
Value of restricted stock shares issued																																								$ 60,000
YA [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted shares of common shares																														161,290
Commitment fee amount																														$ 150,000
Omagine, Inc. [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Value of the shares committed to issue to eligible employees												$ 76,250																											$ 76,250
Restricted shares of common shares												36,483																34,374											61,001
Value of restricted stock shares issued																												$ 26,248
Value of stock issued for law firm satisfaction																												15,812
Excess value issued to firm																												$ 10,436
Omagine, Inc. [Member] | Independent Director [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Purchase of Omagine's common stock			83,334
Standby Equity Distribution Agreement [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of common shares issued to YA																					32,270		13,597		68,493																					85,822
Proceeds from sale of Common Stock																					$ 50,000		$ 25,000		$ 150,000	$ 25,000	$ 20,000		$ 25,000																	$ 150,000
Number of shares issued							17,696																			31,705	24,912		29,687							31,289
Proceeds from issuance of common shares							$ 25,000																													$ 25,000
Commitment fee amount																																														$ 150,000
Restricted Stock [Member] | Accredited Investor [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted shares of common shares				1,200,000																		150,000		70,000																20,886					362,308
Value of restricted stock shares issued				$ 1,200,000																		$ 150,000		$ 70,000																$ 25,000					$ 422,100
Proceeds from sale of Common Stock															$ 15,000	$ 30,000
Number of warrants exercisable																																													1,000,000
Restricted Stock [Member] | Non-U.S. person [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of restricted shares issued															7,440	14,881
Restricted Stock [Member] | Non-U.S. Finder [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted shares of common shares																																								1,200,000
Restricted Stock [Member] | Omagine, Inc. [Member] | Independent Director [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted shares of common shares		27,778
Value of restricted stock shares issued		$ 75,000
Share Price		$ 0.90
Accrued directors fees		$ 25,000
Restricted Stock [Member] | Omagine, Inc. [Member] | President [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted shares of common shares			56,000
Value of restricted stock shares issued			$ 50,400
Share Price			$ 0.90
Accrued salary			$ 50,400
Restricted Stock [Member] | Standby Equity Distribution Agreement [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted shares of common shares																																																			85,822